Noncontrolling Interests - In Investment Entities and in Operating Company (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2017 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Noncontrolling Interest [Line Items]
Acquisition of noncontrolling interests		$ 0		$ 4,830		$ 2,557
Noncontrolling interest, decrease from deconsolidation			$ 330,980	$ 330,980	$ 4,000
OP Units to common stock, conversion ratio		1		1
Class A Common Stock
Noncontrolling Interest [Line Items]
Acquisition of noncontrolling interests			$ 2,096		$ 5,085
Issuance of shares (in shares) | shares				2,074,457	1,684,170
OP Units
Noncontrolling Interest [Line Items]
OP Units to common stock, conversion ratio		1	1	1	1
OP units redeemed (in shares) | shares		2,793	2,870,422	2,870,422	2,076,214
Issuance of shares (in shares) | shares			2,074,457
Partners' capital account, units redeemed for cash (in shares) | shares				795,965
OP units redeemed, cash settlement				$ 4,800	$ 5,100
Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Acquisition of noncontrolling interests		$ 12,500	$ 5,800	34,100	21,800	$ (18,557)
Additional Paid-in Capital | Class A Common Stock
Noncontrolling Interest [Line Items]
Acquisition of noncontrolling interests		$ (33)	$ (24)	$ (29,014)	$ (22,814)
Healthcare
Noncontrolling Interest [Line Items]
Noncontrolling interest sold, percentage	18.70%
Noncontrolling interest, cost of new capital	$ 9,200
Healthcare | Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Noncontrolling interest, decrease from deconsolidation	$ 41,200
Settlement Of Contingent Consideration | OP Units
Noncontrolling Interest [Line Items]
OP units redeemed (in shares) | shares				1,000,000.0